Leases (Tables)	3 Months Ended
Sep. 26, 2021
Leases [Abstract]
Schedule of summarize the company’s costs for operating and capital leases
Operating Leases	Quarter ended 9/26/2021	Quarter ended 9/27/2020
Rent expense	$15,284	$14,544
Capital Leases	Quarter ended 9/26/2021	Quarter ended 9/27/2020
Interest expense	9,520	8,639
Amortization expense	3,236	3,119
Total	$12,756	$11,758

Schedule of the future minimum rent payments under our operating and capital leases
Fiscal year ended:	Operating Leases(1)	Capital Leases(2)
Remainder of 2022	$46,444	$26,853
2023	50,103	30,326
2024	52,039	33,302
2025	51,410	35,386
2026	48,667	36,127
Thereafter	564,049	1,016,182
Total Rental Payments:	$812,712	$1,178,176

Less imputed interest expense for capital leases:		801,494
Present value:		$376,641

(1)      During fiscal year 2021, we deferred $10,402 of future minimum rental payments under non-cancellable operating lease agreements and $12,061 of capital lease agreements under our master lease agreements from fiscal 2021 to be paid in fiscal years 2023, 2024 and 2025, at an interest rate of LIBOR plus 3% per annum. These deferrals are included in other long-term liabilities in the consolidated balance sheets, and are excluded from the table above.

(2)      The present value of the capital lease liability includes $41 of the current portion of capital lease obligation reported in other current liabilities in our consolidated balance sheet, as the payments due for capital lease obligations during the next twelve months are mostly attributable to interest, not principal.